John Hancock Government Income Fund | Prospectus Class A, B and C Shares
JOHN HANCOCK GOVERNMENT INCOME FUND
Investment objective
To seek a high level of current income consistent with preservation of capital.
Maintaining a stable share price is a secondary goal.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 98 to 100 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - John Hancock Government Income Fund Prospectus Class A, B and C Shares	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	4.50%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - John Hancock Government Income Fund Prospectus Class A, B and C Shares		Class A		Class B	Class C
Management fee		0.60%		0.60%	0.60%
Distribution and service (12b-1) fees		0.25%		1.00%	1.00%
Other expenses		0.30%		0.30%	0.30%
Total annual fund operating expenses		1.15%		1.90%	1.90%
Contractual expense reimbursement	[1]	(0.17%)	[2]	(0.07%)	(0.07%)
Total annual fund operating expenses after expense reimbursements		0.98%		1.83%	1.83%
[1]	The adviser has contractually agreed to limit the maximum rate of management fee to 0.53% of the fund's average daily net assets. The current expense limitation agreement expires on September 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.
[2]	The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.98% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on September 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at that time.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Sold
Expense Example - John Hancock Government Income Fund Prospectus Class A, B and C Shares (USD $)	Class A	Class B	Class C
1 Year	545	686	286
3 Years	783	890	590
5 Years	1,039	1,220	1,020
10 Years	1,770	2,021	2,216

Kept
Expense Example, No Redemption - John Hancock Government Income Fund Prospectus Class A, B and C Shares (USD $)	Class A	Class B	Class C
1 Year	545	186	186
3 Years	783	590	590
5 Years	1,039	1,020	1,020
10 Years	1,770	2,021	2,216

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Principal investment strategies
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government and its agencies, authorities or instrumentalities (U.S. government securities). There is no limit on the fund’s average maturity.

U.S. government securities may be supported by:
  the full faith and credit of the United States government, such as Treasury bills, notes and bonds, and Government National Mortgage Association Certificates.
  the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Mortgage Corporation.
  the credit of the instrumentality, such as obligations of the Federal National Mortgage Association.
The fund may invest in higher-risk securities, including U.S. dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of assets in foreign government high-yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the fund’s portfolio, the subadviser considers interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable and favors U.S. Treasuries at other times. Because high-yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and may engage in derivative transactions that include futures contracts and options, in each case, for the purposes of reducing risk, obtaining efficient market exposure and/or enhancing investment returns.
Principal risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.
Past performance
The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday–Thursday between 8:00 a.m. and 7:00 p.m. and on Fridays between 8:00 a.m. and 6:00 p.m., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Calendar year total returns — Class A (%)

Year-to-date total return The fund's total return for the six months ended June 30, 2012 was 2.53%. Best quarter: Q3 '02, 5.44% Worst quarter: Q2 '04, -2.72%
Average annual total returns (%) as of 12-31-11
Average Annual Total Returns - John Hancock Government Income Fund Prospectus Class A, B and C Shares	1 Year	5 Year	10 Year
Class A before tax	1.43%	4.79%	4.32%
Class A After tax on distributions	0.36%	3.41%	2.85%
Class A After tax on distributions, with sale	0.91%	3.27%	2.80%
Class B before tax	0.54%	4.64%	4.17%
Class C before tax	4.43%	4.97%	4.02%
Barclays Capital U.S. Government Bond Index	9.02%	6.56%	5.59%